Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,047,216	¥ 1,059,899
Book value of guarantee liabilities	54,373	55,245
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	195,190	175,623
Book value of guarantee liabilities	¥ 1,408	¥ 1,436
Maturity of the longest contract (Years)	2060	2059
Consumer Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 342,156	¥ 343,119
Book value of guarantee liabilities	¥ 42,406	¥ 42,400
Maturity of the longest contract (Years)	2030	2030
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 11,143	¥ 40,395
Book value of guarantee liabilities	¥ 4,513	¥ 4,701
Maturity of the longest contract (Years)	2048	2048
Other Guarantees
Guarantor Obligations [Line Items]
Potential future payment	¥ 186	¥ 263
Book value of guarantee liabilities	¥ 1	¥ 1
Maturity of the longest contract (Years)	2024	2024
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 498,541	¥ 500,499
Book value of guarantee liabilities	¥ 6,045	¥ 6,707
Maturity of the longest contract (Years)	2027	2026